Label	Element	Value
NEW ECONOMY FUND®
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
The New Economy Fund® Prospectus Supplement August 1, 2019 (for prospectus dated February 1, 2019, as supplemented to date)

The section titled “Investment objectives” is amended and restated as follows:

Risk/Return [Heading]	rr_RiskReturnHeading	NEW ECONOMY FUND®
Objective [Heading]	rr_ObjectiveHeading	Investment objectives
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the fund is long-term growth of capital.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock

Current income is a secondary consideration. Effective February 1, 2020, the fund’s investment objective will be long-term growth of capital. However, current income will remain a consideration in the management of the fund.

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Keep this supplement with your prospectus.